Other Operating Revenue (Expenses) and Other (Losses) Gain, Net - Schedule of Other Operating Revenue (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Operating Revenue [Abstract]
Recovery allowance for expected credit losses (Note 8.1)		$ 28,985	$ 18,010	$ 26,093
Recovery employee liabilities		16,945	27
Recovery of provisions for legal proceedings		9,227	3,246	3,070
Other indemnification	[1]	5,469	1,979	16,564
Recovery of other provisions		3,756	427	1,307
Insurance indemnification		3,116	6,425	2,922
Recovery of costs and expenses from taxes other than income tax		2,052	2,179	2,053
Recovery of restructuring expenses		1,685	1,265	920
Recovery of provisions from taxes other than income tax		241	3,336
Total other operating revenue		$ 71,476	$ 36,894	$ 52,929

[1]	Corresponds to the compensation paid by Rappi S.A.S. for the losses of the Turbo operation home delivery sales.